UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005



ITEM 1.  REPORTS TO SHAREHOLDERS


                             MAXIM SERIES FUND, INC.

                           Maxim Profile I Portfolios

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

In 2005 the Maxim Conservative Profile I Portfolio posted a 4.20% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .54% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio, which provided returns 12.82% above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                                       LEHMAN
                                                   WILSHIRE          LEHMAN           1-3 YEAR          MSCI
                   MAXIM          COMPOSITE          5000           AGGREGATE          CREDIT           EAFE
                  BALANCE         BALANCE           BALANCE         BALANCE            BALANCE          BALANCE
                  --------------- ----------------- --------------- ------------------ ---------------- --------------
09/09/1997        10,000.00       10,000.00         10,000.00       10,000.00          10,000.00        10,000.00
12/31/1997        10,360.00       10,314.90         10,383.00       10,425.30          10,210.60        9,460.00
12/31/1998        11,214.70       11,533.34         12,815.74       11,330.84          10,932.18        11,383.52
12/31/1999        11,759.73       12,301.51         15,835.12       11,237.93          11,366.63        14,491.03
12/31/2000        12,448.85       12,903.28         14,110.68       12,544.90          12,253.68        12,473.49
12/31/2001        12,811.12       13,330.73         12,562.74       13,603.69          13,404.18        9,827.86
12/31/2002        12,722.72       13,585.68         9,942.15        14,999.43          14,335.77        8,288.82
12/31/2003        14,164.20       15,148.55         13,087.85       15,614.40          15,005.25        11,535.13
12/31/2004        15,144.37       16,080.62         14,721.21       16,291.91          15,276.84        13,922.67
12/31/2005        15,780.43       16,669.77         15,660.42       16,687.64          15,565.58        15,873.94

Maxim Conservative Profile I Portfolio
Total Return -

One Year:              4.20%
Five Year:  4.86%
Since Inception:       5.63%

Portfolio Inception:              09/09/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile I Portfolio

In 2005 the Maxim Moderately Conservative Profile I Portfolio posted a 5.94% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .67% net of fees. Performance relative to the benchmarks was aided by exposure to Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                                    LEHMAN
                                                 WILSHIRE          LEHMAN          1-3 YEAR          MSCI
                 MAXIM          COMPOSITE          5000           AGGREGATE         CREDIT           EAFE
                 BALANCE         BALANCE          BALANCE         BALANCE           BALANCE        BALANCE
                 --------------- ---------------- --------------- ------------------ -------------- ---------------

09/09/1997       10,000.00       10,000.00        10,000.00       10,000.00          10,000.00      10,000.00
12/31/1997       10,229.00       10,235.61        10,383.00       10,425.30          10,210.60      9,460.00
12/31/1998       11,226.33       11,731.38        12,815.74       11,330.84          10,932.18      11,383.52
12/31/1999       12,162.60       13,072.38        15,835.12       11,237.93          11,366.63      14,491.03
12/31/2000       12,148.01       13,133.45        14,110.68       12,544.90          12,253.68      12,473.49
12/31/2001       12,067.83       12,911.74        12,562.74       13,603.69          13,404.18      9,827.86
12/31/2002       11,427.03       12,464.93        9,942.15        14,999.43          14,335.77      8,288.82
12/31/2003       13,311.35       14,672.13        13,087.85       15,614.40          15,005.25      11,535.13
12/31/2004       14,597.22       15,971.46        14,721.21       16,291.91          15,276.84      13,922.67
12/31/2005       15,464.30       16,813.37        15,660.42       16,687.64          15,565.58      15,873.94

Maxim Moderately Conservative Profile I Portfolio
Total Return -

One Year:              5.94%
Five Year:  4.94%
Since Inception:       5.37%

Portfolio Inception:              09/09/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile I Portfolio

In 2005 the Maxim Moderate Profile I Portfolio posted a 6.29% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .43% net of fees. Performance relative to the benchmarks was aided by the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                                        LEHMAN
                                                     WILSHIRE          LEHMAN          1-3 YEAR          MSCI
                     MAXIM          COMPOSITE          5000           AGGREGATE         CREDIT           EAFE
                    BALANCE          BALANCE         BALANCE           BALANCE          BALANCE        BALANCE
                 --------------- ---------------- --------------- ------------------ -------------- ---------------
09/09/1997       10,000.00       10,000.00        10,000.00       10,000.00          10,000.00      10,000.00
12/31/1997       10,260.00       10,229.27        10,383.00       10,425.30          10,210.60      9,460.00
12/31/1998       11,430.67       11,950.34        12,815.74       11,330.84          10,932.18      11,383.52
12/31/1999       13,308.72       13,753.39        15,835.12       11,237.93          11,366.63      14,491.03
12/31/2000       13,125.06       13,353.06        14,110.68       12,544.90          12,253.68      12,473.49
12/31/2001       12,765.44       12,738.86        12,562.74       13,603.69          13,404.18      9,827.86
12/31/2002       11,677.82       11,703.38        9,942.15        14,999.43          14,335.77      8,288.82
12/31/2003       14,035.57       14,259.20        13,087.85       15,614.40          15,005.25      11,535.13
12/31/2004       15,627.21       15,696.09        14,721.21       16,291.91          15,276.84      13,922.67
12/31/2005       16,610.16       16,616.51        15,660.42       16,687.64          15,565.58      15,873.94

Maxim Moderate Profile I Portfolio
Total Return -

One Year:              6.29%
Five Year:  4.82%
Since Inception:       6.28%

Portfolio Inception:              09/09/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive I Portfolio

In 2005 the Maxim Moderately Aggressive Profile I Portfolio posted a 7.65% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .35% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                         WILSHIRE          LEHMAN             MSCI
                      MAXIM            COMPOSITE           5000           AGGREGATE           EAFE
                     BALANCE            BALANCE           BALANCE          BALANCE           BALANCE
                     ----------------- ----------------- -------------- ------------------ ----------------
09/09/1997           10,000.00          10,000.00           10,000.00      10,000.00          10,000.00
12/31/1997           10,366.00          10,162.83           10,383.00      10,425.30          9,460.00
12/31/1998           11,665.90          12,090.69           12,815.74      11,330.84          11,383.52
12/31/1999           14,238.23          14,315.33           15,835.12      11,237.93          14,491.03
12/31/2000           13,620.29          13,453.81           14,110.68      12,544.90          12,473.49
12/31/2001           12,988.31          12,286.35           12,562.74      13,603.69          9,827.86
12/31/2002           11,425.81          10,839.02           9,942.15       14,999.43          8,288.82
12/31/2003           14,161.15          13,726.13           13,087.85      15,614.40          11,535.13
12/31/2004           16,055.91          15,441.79           14,721.21      16,291.91          13,922.67
12/31/2005           17,284.19          16,569.20           15,660.42      16,687.64          15,873.94

Maxim Moderately Aggressive Profile I Portfolio
Total Return -

One Year:              7.65%
Five Year:  4.88%
Since Inception:       6.79%

Portfolio Inception:              09/09/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile I Portfolio

In 2005 the Maxim Aggressive Profile I Portfolio posted an 8.78% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With that as a backdrop, the portfolio outperformed its composite benchmark by .11% net of fees. Performance relative to the benchmarks was aided by exposure the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio.

                                                                                 WILSHIRE              MSCI
                                MAXIM                   COMPOSITE                  5000                EAFE
                               BALANCE                   BALANCE                 BALANCE             BALANCE
                        ----------------------- --------------------------- ------------------- -------------------

09/09/1997              10,000.00               10,000.00                   10,000.00           10,000.00
12/31/1997              10,331.00               10,106.10                   10,383.00           9,460.00
12/31/1998              11,864.12               12,380.07                   12,815.74           11,383.52
12/31/1999              14,454.06               15,435.66                   15,835.12           14,491.03
12/31/2000              13,468.29               13,614.28                   14,110.68           12,473.49
12/31/2001              12,693.86               11,702.56                   12,562.74           9,827.86
12/31/2002              10,457.21               9,443.97                    9,942.15            8,288.82
12/31/2003              13,653.97               12,645.23                   13,087.85           11,535.13
12/31/2004              15,960.13               14,535.12                   14,721.21           13,922.67
12/31/2005              17,361.43               15,795.38                   15,660.42           15,873.94

Maxim Aggressive Profile I Portfolio
Total Return -

One Year:              8.78%
Five Year:  5.21%
Since Inception:       6.85%

Portfolio Inception:              09/09/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $8,443,452 (22% of net assets) for Conservative Profile I, $32,813,567 (15% of net assets) for Moderate Profile I, $9,859,627 (5% of net assets) for Moderately Aggressive Profile I, and $10,889,920 (22% of net assets) for Moderately Conservative Profile I, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006


MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2005 and 2004

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim
Moderate Profile I, Maxim Moderately Aggressive Profile I and
Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                              MAXIM             MAXIM
                                                MAXIM          MAXIM          MAXIM          MODERATELY       MODERATELY
                                              AGGRESSIVE    CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                              PROFILE I      PROFILE I      PROFILE I       PROFILE I         PROFILE I
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO
                                             -----------------------------------------------------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------
ASSETS:
    Investments in securities, market value$ (188,192,608  $ 37,777,781   $ 220,918,349 $   199,391,156   $     48,827,804
    Dividends and interest receivable               5,371           289          7,849            9,603              1,364
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

    Total assets                               88,197,979    37,778,070     220,926,198     199,400,759         48,829,168
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

LIABILITIES:
    Due to investment adviser                       5,482         2,339         13,706           12,394              3,024
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

NET ASSETS                                 $   88,192,497  $ 37,775,731   $ 220,912,492 $   199,388,365   $     48,826,144
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value          $      749,010  $    370,403   $  2,018,479  $     1,739,298   $        467,478
    Additional paid-in capital                 75,675,531    36,396,061     202,366,351     177,084,975         45,599,583
    Net unrealized appreciation on investments  8,150,462       586,221      9,511,612       12,866,908          1,926,440
    Undistributed net investment income            18,075                                        74,479                  0
    Accumulated net realized gain on investments3,599,419       423,046      7,016,050        7,622,705            832,643
                                             -------------   -----------    -----------   --------------    ---------------
                                             -------------   -----------    -----------   --------------    ---------------

NET ASSETS                                 $   88,192,497  $ 37,775,731   $ 220,912,492 $   199,388,365   $     48,826,144
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============

NET ASSET VALUE PER OUTSTANDING SHARE      $        11.77  $      10.20   $      10.94  $         11.46   $          10.44
                                             =============   ===========    ===========   ==============    ===============
                                             =============   ===========    ===========   ==============    ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                150,000,000    150,000,000    150,000,000     130,000,000        150,000,000
    Outstanding                                 7,490,099     3,704,028     20,184,786       17,392,982          4,674,779

(1)  Cost of investments in securities:    $   80,042,146  $ 37,191,560   $ 211,406,737 $   186,524,248   $     46,901,364

See notes to financial statements.
MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MAXIM             MAXIM
                                                        MAXIM            MAXIM           MAXIM          MODERATELY       MODERATELY
                                                      AGGRESSIVE     CONSERVATIVE      MODERATE         AGGRESSIVE    CONSERVATIVE
                                                      PROFILE I        PROFILE I       PROFILE I       PROFILE I         PROFILE I
                                                      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------
INVESTMENT INCOME:
    Income distributions received                  $    1,096,869  $     1,286,044 $     4,771,442  $    4,285,192  $     1,217,133
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------

EXPENSES:
    Management fees                                       206,615           95,560         517,993         472,227          120,084
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------

NET INVESTMENT INCOME                                     890,254        1,190,484       4,253,449       3,812,965        1,097,049
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                    5,474,354          727,444       7,225,270      11,298,142        2,001,467
    Capital gain distributions received                 6,019,990          750,276       9,806,652      11,364,663        1,693,738
    Change in net unrealized appreciation on           (5,489,247)      (1,085,296)     (8,428,816)    (12,668,791)      (2,044,413)
        investments
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------

    Net realized and unrealized gain on investments     6,005,097          392,424       8,603,106       9,994,014        1,650,792
                                                     -------------   --------------  --------------   -------------   --------------
                                                     -------------   --------------  --------------   -------------   --------------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                $    6,895,351  $     1,582,908 $    12,856,555  $   13,806,979  $     2,747,841
                                                     =============   ==============  ==============   =============   ==============
                                                     =============   ==============  ==============   =============   ==============

    See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECMEBER 31, 2005 AND  2004

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                         MAXIM AGGRESSIVE        MAXIM CONSERVATIVE       MAXIM MODERATE
                                                        PROFILE I PORTFOLIO     PROFILE I PORTFOLIO     PROFILE I PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                      ----------------------   ----------------------  -----------------------
                                                        2005        2004         2005        2004         2005        2004
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                           $   890,254 $ 1,132,818  $ 1,190,484 $ 1,059,634 $  4,253,449 $ 3,996,106
    Net realized gain on investments                  5,474,354   2,481,986      727,444     842,650    7,225,270   4,003,338
    Capital gain distributions received               6,019,990   2,181,876      750,276     144,082    9,806,652   2,842,459
Change in net unrealized appreciation                (5,489,247)  5,514,838   (1,085,296)    343,186   (8,428,816)  6,928,104
    on investments
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    Net increase in net assets resulting from         6,895,351   11,311,518   1,582,908   2,389,552   12,856,555   17,770,007
         operations
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

DISTRIBUTIONS:
    From net investment income                         (878,779)  (1,128,393)  (1,212,889) (1,064,612) (4,497,536)  (3,998,129)
    From net realized gains                           (5,428,106)         0     (823,718)          0   (9,290,012)          0
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    Total distributions                               (6,306,885) (1,128,393)  (2,036,607) (1,064,612) (13,787,548) (3,998,129)
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                 27,434,050  20,026,708   9,883,102   9,257,230   67,805,297   71,279,488
    Reinvestment of distributions                     6,306,885   1,128,393    2,036,607   1,064,612   13,787,548   3,998,129
    Redemptions of shares                             (28,215,572)(7,651,412)  (11,456,153)(6,035,628) (60,006,296) (14,110,778)
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    Net increase in net assets resulting from share   5,525,363s  13,503,689     463,556   4,286,214   21,586,549   61,166,839
        transactions
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    Total increase in net assets                      6,113,829   23,686,814       9,857   5,611,154   20,655,556   74,938,717

NET ASSETS:
    Beginning of period                               82,078,668  58,391,854   37,765,874  32,154,720  200,256,936  125,318,219
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    End of period  (1)                              $ 88,192,497$ 82,078,668 $ 37,775,731$ 37,765,874$ 220,912,492$ 200,256,936
                                                      ==========  ==========   ==========  ==========  ===========  ==========
                                                      ==========  ==========   ==========  ==========  ===========  ==========

OTHER INFORMATION:

SHARES:
    Sold                                              2,335,969   1,899,563      955,104     917,313    6,161,556   6,788,993
    Issued in reinvestment of distributions             533,118      98,916      198,845     105,174    1,252,699     373,821
    Redeemed                                          (2,421,597)  (729,349)   (1,101,729)  (598,377)  (5,461,871)  (1,358,838)
                                                      ----------  ----------   ----------  ----------  -----------  ----------
                                                      ----------  ----------   ----------  ----------  -----------  ----------

    Net increase                                        447,490   1,269,130       52,220     424,110    1,952,384   5,803,976
                                                      ==========  ==========   ==========  ==========  ===========  ==========
                                                      ==========  ==========   ==========  ==========  ===========  ==========

(1)  Including undistributed net investment income  $    18,075 $     6,600  $           $     2,315 $            $    13,537


See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECMEBER 31, 2005 AND  2004

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                   MAXIM MODERATELY AGGRESSIVE      MAXIM MODERATELY CONSERVATIVE
                                                                       PROFILE I PORTFOLIO              PROFILE I PORTFOLIO
                                                                   ---------------------------------------------------------------
                                                                   ----------------------------       ----------------------------
                                                                      2005            2004               2005             2004
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $   3,812,965   $   3,441,692      $   1,097,049    $  1,096,997
    Net realized gain on investments                                11,298,142       3,891,304          2,001,467         984,204
    Capital gain distributions received                             11,364,663       3,002,491          1,693,738         541,423
    Change in net unrealized appreciation on investments           (12,668,791)     10,795,133         (2,044,413)      1,392,666
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    Net increase in net assets resulting from operations            13,806,979      21,130,620          2,747,841       4,015,290
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

DISTRIBUTIONS:
    From net investment income                                      (3,738,486)     (3,481,723)        (1,147,217)     (1,100,332)
    From net realized gains                                        (10,115,462)                        (2,284,438)
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    Total distributions                                            (13,853,948)     (3,481,723)        (3,431,655)     (1,100,332)
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               59,378,965      44,354,559         18,053,001      12,014,690
    Reinvestment of distributions                                   13,853,948       3,481,723          3,431,655       1,100,332
    Redemptions of shares                                          (60,418,015)    (11,083,047)       (19,143,858)     (4,738,646)
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    Net increase in net assets resulting from share transactions    12,814,898      36,753,235          2,340,798       8,376,376
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    Total increase in net assets                                    12,767,929      54,402,132          1,656,984      11,291,334

NET ASSETS:
    Beginning of period                                            186,620,436     132,218,304         47,169,160      35,877,826
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    End of period  (1)                                           $ 199,388,365   $ 186,620,436      $  48,826,144    $ 47,169,160
                                                                   ============    ============       ============     ===========
                                                                   ============    ============       ============     ===========

OTHER INFORMATION:

SHARES:
    Sold                                                             5,152,646       4,191,667          1,695,884       1,189,160
    Issued in reinvestment of distributions                          1,203,901         313,166            326,674         106,376
    Redeemed                                                        (5,274,330)     (1,040,179)        (1,796,828)       (468,131)
                                                                   ------------    ------------       ------------     -----------
                                                                   ------------    ------------       ------------     -----------

    Net increase                                                     1,082,217       3,464,654            225,730         827,405
                                                                   ============    ============       ============     ===========
                                                                   ============    ============       ============     ===========

(1)  Including undistributed net investment income               $      74,479   $                  $                $      3,010


See notes to financial statements.
                                                                                                                       (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                        ----------------------------------------------------------------
                                        ----------------------------------------------------------------
                                           2005         2004         2003          2002         2001 ^
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------
Net Asset Value, Beginning of Period  $      11.65 $      10.11 $       7.78  $       9.48 $      10.93

Income from Investment Operations

Net investment income                         0.13         0.16         0.05          0.03         0.03
Capital gain distributions received           0.80         0.31         0.05          0.10         0.25
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------

    Total distributions received              0.93         0.47         0.10          0.13         0.28

Net realized and unrealized gain (loss)
    on investments                            0.10         1.23         2.28         (1.80)       (0.98)
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------

Total Income (Loss) From
    Investment Operations                     1.03         1.70         2.38         (1.67)       (0.70)
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------

Less Distributions

From net investment income                   (0.13)       (0.16)       (0.05)        (0.03)       (0.46)
From net realized gains                      (0.78)                                               (0.29)
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------

Total Distributions                          (0.91)       (0.16)       (0.05)        (0.03)       (0.75)
                                        -----------  -----------  -----------   -----------  -----------
                                        -----------  -----------  -----------   -----------  -----------

Net Asset Value, End of Period        $      11.77 $      11.65 $      10.11  $       7.78 $       9.48
                                        ===========  ===========  ===========   ===========  ===========
                                        ===========  ===========  ===========   ===========  ===========


Total Return                                 8.78%       16.89%       30.57%       (17.62%)      (5.75%)

Net Assets, End of Period ($000)      $     88,192 $     82,079 $     58,392  $     34,659 $     33,773

Ratio of Expenses to Average Net Assets #    0.25%        0.25%        0.25%         0.25%        0.25%

Ratio of Net Investment Income to
    Average Net Assets                       1.08%        1.67%        0.61%         0.41%        1.40%

Portfolio Turnover Rate                     28.45%       25.48%       50.10%        76.79%       96.98%


 ^ The per share information was computed based on average shares.

 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                           (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2005         2004          2003         2002          2001
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, Beginning of Period   $      10.34 $       9.96  $       9.23  $      9.65  $     10.12

Income from Investment Operations

Net investment income                          0.34         0.30          0.30         0.23         0.43
Capital gain distributions received            0.20         0.04          0.05         0.09         0.14
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

    Total distributions received               0.54         0.34          0.35         0.32         0.57

Net realized and unrealized gain (loss)
    on investments                            (0.11)        0.34          0.69        (0.52)       (0.27)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                      0.43         0.68          1.04        (0.20)        0.30
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Less Distributions

From net investment income                    (0.34)       (0.30)        (0.31)       (0.22)       (0.61)
From net realized gains                       (0.23)                                               (0.16)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Distributions                           (0.57)       (0.30)        (0.31)       (0.22)       (0.77)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, End of Period         $      10.20 $      10.34  $       9.96  $      9.23  $      9.65
                                         ===========  ===========   ===========   ==========   ==========
                                         ===========  ===========   ===========   ==========   ==========


Total Return                                  4.20%        6.92%        11.33%       (0.69%)       2.91%

Net Assets, End of Period ($000)       $     37,776 $     37,766  $     32,155  $    28,128  $    20,349

Ratio of Expenses to Average Net Assets #     0.25%        0.25%         0.25%        0.25%        0.25%

Ratio of Net Investment Income to
    Average Net Assets                        3.12%        3.03%         3.13%        3.92%        4.58%

Portfolio Turnover Rate                      45.14%       33.95%        86.47%       82.41%       84.75%


# Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2005         2004          2003         2002          2001
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, Beginning of Period   $      10.98 $      10.08  $       8.53  $      9.54  $     10.42

Income from Investment Operations

Net investment income                          0.24         0.24          0.16         0.14         0.17
Capital gain distributions received            0.49         0.16          0.04         0.09         0.19
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

    Total distributions received               0.73         0.40          0.20         0.23         0.36

Net realized and unrealized gain (loss)
    on investments                            (0.04)        0.74          1.51        (1.10)       (0.66)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                      0.69         1.14          1.71        (0.87)       (0.30)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Less Distributions

From net investment income                    (0.24)       (0.24)        (0.16)       (0.14)       (0.45)
From net realized gains                       (0.49)                                               (0.13)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Distributions                           (0.73)       (0.24)        (0.16)       (0.14)       (0.58)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, End of Period         $      10.94 $      10.98  $      10.08  $      8.53  $      9.54
                                         ===========  ===========   ===========   ==========   ==========
                                         ===========  ===========   ===========   ==========   ==========


Total Return                                  6.29%       11.34%        20.19%       (8.52%)      (2.74%)

Net Assets, End of Period ($000)       $    220,912 $    200,257  $    125,318  $    61,960  $    50,729

Ratio of Expenses to Average Net Assets #     0.25%        0.25%         0.25%        0.25%        0.25%

Ratio of Net Investment Income to
    Average Net Assets                        2.05%        2.63%         2.17%        2.44%        3.22%

Portfolio Turnover Rate                      36.53%       21.59%        57.76%       77.11%       93.99%


# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                         ----------------------------------------------------------------
                                         ----------------------------------------------------------------
                                            2005         2004          2003         2002          2001
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, Beginning of Period   $      11.44 $      10.29  $       8.42  $      9.73  $     10.81

Income from Investment Operations

Net investment income                          0.23         0.22          0.14         0.10         0.01
Capital gain distributions received            0.65         0.18          0.04         0.09         0.22
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

    Total distributions received               0.88         0.40          0.18         0.19         0.23

Net realized and unrealized gain (loss)
    on investments                            (0.01)        0.97          1.83        (1.40)       (0.75)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                      0.87         1.37          2.01        (1.21)       (0.52)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Less Distributions

From net investment income                    (0.23)       (0.22)        (0.14)       (0.10)       (0.44)
From net realized gains                       (0.62)                                               (0.12)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Total Distributions                           (0.85)       (0.22)        (0.14)       (0.10)       (0.56)
                                         -----------  -----------   -----------   ----------   ----------
                                         -----------  -----------   -----------   ----------   ----------

Net Asset Value, End of Period         $      11.46 $      11.44  $      10.29  $      8.42  $      9.73
                                         ===========  ===========   ===========   ==========   ==========
                                         ===========  ===========   ===========   ==========   ==========


Total Return                                  7.65%       13.38%        23.94%      (12.03%)      (4.64%)

Net Assets, End of Period ($000)       $    199,388 $    186,620  $    132,218  $    80,966  $    69,288

Ratio of Expenses to Average Net Assets #     0.25%        0.25%         0.25%        0.25%        0.25%

Ratio of Net Investment Income to
    Average Net Assets                        2.02%        2.00%         2.00%        2.00%        2.39%

Portfolio Turnover Rate                      36.90%       30.33%        53.30%       76.97%       96.23%


# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                Year Ended December 31,
                                       --------------------------------------------------------------
                                       --------------------------------------------------------------
                                          2005         2004         2003         2002         2001
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, Beginning of Period $      10.60 $       9.91  $      8.71  $      9.47 $     10.13

Income from Investment Operations

Net investment income                        0.26         0.26         0.22         0.17        0.27
Capital gain distributions received          0.36         0.12         0.04         0.09        0.18
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

    Total distributions received             0.62         0.38         0.26         0.26        0.45

Net realized and unrealized gain (loss)
    on investments                           0.00         0.57         1.17        (0.86)      (0.51)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations                    0.62         0.95         1.43        (0.60)      (0.06)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Less Distributions

From net investment income                  (0.26)       (0.26)       (0.23)       (0.16)      (0.47)
From net realized gains                     (0.52)                                             (0.13)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Distributions                         (0.78)       (0.26)       (0.23)       (0.16)      (0.60)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, End of Period       $      10.44        10.60 $       9.91 $       8.71 $      9.47
                                       ===========  ===========   ==========   ==========  ==========
                                       ===========  ===========   ==========   ==========  ==========


Total Return                                5.94%        9.66%       16.49%       (5.31%)     (0.66%)

Net Assets, End of Period ($000)     $     48,826 $     47,169 $     35,878  $    23,352 $    18,788

Ratio of Expenses to Average Net Assets #   0.25%        0.25%        0.25%        0.25%       0.25%

Ratio of Net Investment Income to
    Average Net Assets                      2.29%        2.69%        2.65%        3.09%       3.62%

Portfolio Turnover Rate                    56.53%       31.05%       61.38%       82.07%      95.19%


# Does not include expenses of the investment companies in which the portfolio invests.

                                                                                           (Concluded)
See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.


      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

      Income on the Great-West Life & Annuity Contract is accrued daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

      As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2005, in which the issuer was an affiliate of a Portfolio, is included on the following pages.



                                                   Market                                                                Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Loss        Received     12/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Conservative Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Short Duration          289,681     11,159,054  $    968,766  $   9,298,454     (132,344)  $    225,036     2,821,491
        Bond Portfolio

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     12/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond        1,130,717      9,750,858  $  2,789,943  $   1,398,680      (13,090)  $    367,784    10,979,259
        Portfolio
        Maxim Global Bond
        Portfolio                   2,233,642     19,743,096     6,750,459      2,756,359       128,125     1,122,712    22,291,745
        Maxim INVESCO ADR
        Portfolio                     807,382     10,222,197     5,948,148      1,395,576       804,888       223,509    15,081,902
        Maxim Janus Large Cap
        Growth Portfolio            1,474,892     20,416,895     5,423,629      3,786,913     1,791,247             0    21,961,143
        Maxim MFS(R)
        International Growth
        Portfolio                   1,070,983     10,267,573     6,634,335      1,669,225       593,167       154,102    15,165,124
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                   1,095,842      9,804,296     3,270,241      1,486,789        53,437       686,510    11,013,209






                                                   Market                                                                Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Gain        Received     12/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio
     ---------------------------
        Maxim Global Bond           2,013,539  $  18,246,834  $  6,766,998  $   3,529,833  $    210,675  $  1,018,878  $ 20,095,120
        Portfolio
        Maxim INVESCO ADR
        Portfolio                     910,119     12,604,656     6,330,127      2,234,867       931,354       244,659    17,001,016
        Maxim Janus Large Cap
        Growth Portfolio            1,994,352     28,371,030     7,775,901      5,970,068     2,773,136             0    29,695,899
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                     491,994      4,732,315     7,235,967      1,426,414       498,151        38,067     9,869,405
        Maxim MFS(R)
        International Growth
        Portfolio                   1,207,635     12,688,441     7,131,944      2,438,684       835,704       173,549    17,100,118
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     987,853      9,053,898     3,205,182      1,789,747        58,507       628,061     9,927,924


3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                               29,420,943      23,296,565
     Conservative Profile I Portfolio                             17,918,251      17,550,556
     Moderate Profile I Portfolio                                 96,120,785      74,266,737
     Moderately Aggressive Profile I Portfolio                    83,412,491      69,281,303
     Moderately Conservative Profile I Portfolio                  28,985,492      27,286,480

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2005 were as follows:

                              Cost For
                               Income                                                  Net
                                 Tax             Gross             Gross           Unrealized
                              Purposes       Appreciation      Depreciation       Appreciation
                             ------------    --------------   ----------------    --------------

     Aggressive Profile
        I Portfolio       $    82,228,876 $     6,518,189   $     (554,457)    $     5,963,732
     Conservative
        Profile I
        Portfolio              37,666,546       1,225,955       (1,114,720)            111,235
     Moderate Profile I
        Portfolio             214,475,020       9,214,985       (2,771,656)          6,443,329
     Moderately
        Aggressive
        Profile I             190,447,355     11,363,478        (2,419,677)          8,943,801
        Portfolio
     Moderately
        Conservative
        Profile I
        Portfolio              47,905,925       2,050,669        (1,128,790)           921,879

5. DISTRIBUTIONS TO SHAREHOLDERS

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile I Portfolio
          Undistributed ordinary income                                                  18,075
          Undistributed capital gains                                                 5,786,149
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    5,804,224

                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  5,963,732
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                      11,767,956
                                                                                   =============
                                                                                   =============

     Conservative Profile I Portfolio
          Undistributed ordinary income                                                   8,634
          Undistributed capital gains                                                   889,398
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                      898,032
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                    111,235
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       1,009,267
                                                                                   =============

     Moderate Profile I Portfolio
          Undistributed ordinary income                                                  43,363
          Undistributed capital gains                                                10,040,970
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   10,084,333
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  6,443,329
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                      16,527,662
                                                                                   =============

     Moderately Aggressive Profile I Portfolio
          Undistributed ordinary income                                                  74,479
          Undistributed capital gains                                                11,545,811
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   11,620,292
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  8,943,801
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                      20,564,092
                                                                                   =============

     Moderately Conservative Profile I Portfolio
          Undistributed ordinary income                                                  10,418
          Undistributed capital gains                                                 1,826,786
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    1,837,204
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                    921,879
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       2,759,083
                                                                                   =============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Conservative Profile I Portfolio reclassified $20,090 from accumulated net realized gain on investments to undistributed net investment income, the Moderate Profile I Portfolio reclassified $230,550 from accumulated net realized gain on investments to undistributed net investment income and the Moderately Conservative Profile I reclassified $47,158 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2005, the Portfolios utilized capital loss carryforwards as indicated:

     Aggressive Profile I Portfolio               $     280,090
     Moderately Aggressive Profile I Portfolio        1,028,597


6. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                       Percent of Ordinary
                                                       Income Distributions
                                                          Qualifying for
                                                        Dividends Received
                                                            Deduction
                                                      ---------------------

     Aggressive Profile I Portfolio                               26%
     Conservative Profile I Portfolio                              3%
     Moderate Profile I Portfolio                                  9%
     Moderately Aggressive Profile I Portfolio                    11%
     Moderately Conservative Profile I Portfolio                   5%

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK
Shares                                                                               Value ($)
-------------------------------------------------------------------------------------------------
    10,654,728 *(d)Great-West Life & Annuity Contract                            $    10,889,919
       106,368    Maxim Ariel MidCap Value Portfolio                                   2,401,792
        92,833    Maxim Ariel Small-Cap Value Portfolio                                1,171,556
       197,247    Maxim Bernstein International Equity Portfolio                       2,532,654
       250,184    Maxim Federated Bond Portfolio                                       2,429,283
       494,246    Maxim Global Bond Portfolio                                          4,932,574
       133,935    Maxim INVESCO ADR Portfolio                                          2,501,897
       326,317    Maxim Janus Large Cap Growth Portfolio                               4,858,867
        60,375    Maxim Loomis Sayles Small-Cap Value Portfolio                        1,211,121
       177,934    Maxim MFS(R) International Growth Portfolio                          2,519,541
       484,925    Maxim Salomon Brothers High Yield Bond Portfolio                     4,873,498
       124,529    Maxim Short Duration Bond Portfolio                                  1,212,910
       135,135    Maxim T. Rowe Price Equity/Income Portfolio                          2,412,169
       133,878    Maxim T. Rowe Price MidCap Growth Portfolio                          2,447,293
       208,997    Maxim U.S. Government Mortgage Securities Portfolio                  2,432,730
                                                                                   --------------

Total Moderately Conservative Profile I Portfolio                                $    48,827,804
                                                                                   ==============
(Cost of Investments $46,901,364)                                                     (Concluded)




* Represents amount contributed.

(d) Security is fair valued at December 31, 2005.

See Notes to Financial Statements.

Maxim Series Fund, Inc

Summary of Investments by Asset Class

Maxim Moderately Conservative Profile I Portfolio
December 31, 2005
Unaudited

                                                           % of Portfolio
        Asset Class                  Value ($)               Investments
----------------------------   ---------------------   -------------------------
----------------------------   ---------------------   -------------------------
International Equity                    $ 7,554,092                      15.47%
Small-Cap Equity                          2,382,677                       4.88%
MidCap Equity                             4,849,085                       9.93%
Large-Cap Equity                          7,271,036                      14.89%
Bond                                     14,668,085                      30.04%
Short-Term Bond                          12,102,829                      24.79%
                               ---------------------   -------------------------
                               ---------------------   -------------------------
                                       $ 48,827,804                     100.00%
                               =====================   =========================
                               =====================   =========================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending        Expenses Paid
                              Account Value   Account Value     During Period*
                               (6/30/2005)     (12/31/2005)   (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,049.45          $ 1.29

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.95          $ 1.28

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.


ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by
___________________

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

         the Fund's auditors to (a) the Fund's investment adviser;
         and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000 and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.


ITEM 6.  SCHEDULE OF INVESTMENTS

____________

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2006


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006